Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, the Company grants stock options to its employees, including the named executive officers. Consistent with our annual compensation cycle, if stock options are to be granted, the Compensation Committee generally seeks to grant annual stock option awards in connection with their conducting and completing such annual review, which typically occurs in approximately the first quarter of each year. The Company has also granted new-hire option awards on or soon after a new hire’s employment start date. Additionally, non-employee directors receive grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s shareholders, as further described under “Narrative to Director Compensation Table — 2024 Director Compensation Program” below. The Company does not seek to time the award of stock options in relation to the Company’s public disclosure of material non-public information and does not seek to time the release of material non-public information for the purpose of benefiting the value of executive compensation.

Award Timing Method
From time to time, the Company grants stock options to its employees, including the named executive officers. Consistent with our annual compensation cycle, if stock options are to be granted, the Compensation Committee generally seeks to grant annual stock option awards in connection with their conducting and completing such annual review, which typically occurs in approximately the first quarter of each year. The Company has also granted new-hire option awards on or soon after a new hire’s employment start date. Additionally, non-employee directors receive grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s shareholders, as further described under “Narrative to Director Compensation Table — 2024 Director Compensation Program” below. The Company does not seek to time the award of stock options in relation to the Company’s public disclosure of material non-public information and does not seek to time the release of material non-public information for the purpose of benefiting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not seek to time the award of stock options in relation to the Company’s public disclosure of material non-public information and does not seek to time the release of material non-public information for the purpose of benefiting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false